                        SUPPLEMENT DATED AUGUST 21, 2003
                                       TO
                     THE STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                  (the "Fund" )

         Effective July 31, 2003, the shareholders of the Fund approved the election of Messrs. Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, Wayne
E. Hedien, James F. Higgins, Philip J. Purcell and Dr. Manuel H. Johnson to serve as Directors on the Board of the Fund, thereby consolidating the existing Board of the Fund with the Boards of Directors of the open-end and closed-end registered investment companies managed by Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP. In addition, the Board of Directors of the Fund approved modifications to Director compensation also effective July 31, 2003. The disclosure in the sections of the Fund's Statement of Additional Information referenced below is hereby modified to reflect the foregoing:

MANAGEMENT OF THE FUND

         The section of the Statement of Additional Information entitled Management Of The Fund is hereby amended as follows:

         Officers and Directors. The Board of the Fund consists of ten Directors. These same individuals also serve as directors or trustees for certain of the funds advised by the Adviser, Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") and all of the funds advised by Morgan Stanley Investment Advisors Inc. (the "Retail Funds"). Seven Directors have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser's parent company, Morgan Stanley. These Directors are the non "Interested Persons" of the Fund as defined under Section 2(a)(19) of the 1940 Act (the "Independent Directors"). The other three Directors (the "Management Directors") are affiliated with the Adviser.

         The Independent Directors of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Director (as of July 31, 2003) and other directorships, if any, held by the Director, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment advisor that is an affiliated person of the Adviser (including but not limited to Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investments LP).

-------------------------------------------------------------------------------------------------------------------
                                                                                 Number of
                                                                                 Portfolios in
                            Position(s)                                          Fund Complex   Other
Name, Age and Address of    Held with    Length of     Principal Occupation(s)   Overseen by    Directorships
Independent Director        Registrant   Time Served*  During Past 5 Years**     Director       Held by Director
-------------------------------------------------------------------------------------------------------------------
Michael Bozic (62)          Director     Since July    Retired; Director or      216            Director of
c/o Mayer, Brown, Rowe &                 2003          Trustee of the Retail                    Weirton Steel
Maw LLP                                                Funds and TCW/DW Term                    Corporation.
Counsel to the                                         Trust 2003 (since April
Independent Directors                                  1994) and the
1675 Broadway                                          Institutional Funds
New York, NY                                           (since July 2003);
                                                       formerly Vice Chairman
                                                       of Kmart Corporation
                                                       (December 1998-October
                                                       2000), Chairman and Chief
                                                       Executive Officer of
                                                       Levitz Furniture
                                                       Corporation (November
                                                       1995-November 1998) and
                                                       President and Chief
                                                       Executive Officer of
                                                       Hills Department Stores
                                                       (May 1991-July 1995);
                                                       formerly variously
                                                       Chairman, Chief Executive
                                                       Officer, President and
                                                       Chief Operating Officer
                                                       (1987-1991) of the Sears
                                                       Merchandise Group of
                                                       Sears, Roebuck & Co.

-------------------------------------------------------------------------------------------------------------------
Edwin J. Garn (70)          Director     Since July    Director or Trustee of    216            Director of
c/o Summit Ventures LLC                  2003          the Retail Funds and                     Franklin Covey
1 Utah Center                                          TCW/DW Term Trust 2003                   (time management
201 S. Main Street                                     (since January 1993) and                 systems), BMW
Salt Lake City, UT                                     the Institutional Funds                  Bank of North
                                                       (since July 2003); member                America, Inc.
                                                       of the Utah Regional                     (industrial loan
                                                       Advisory Board of Pacific                corporation),
                                                       Corp; formerly                           United Space
                                                       United States Senator (R-                Alliance (joint
                                                       Utah)(1974-1992) and                     venture between
                                                       Chairman, Senate Banking                 Lockheed Martin
                                                       Committee (1980-1986),                   and the Boeing
                                                       Mayor of Salt Lake City,                 Company) and
                                                       Utah (1971-1974),                        Nuskin Asia
                                                       Astronaut, Space Shuttle                 Pacific
                                                       Discovery (April 12-19,                  (multilevel
                                                       1985), and Vice                          marketing);
                                                       Chairman, Huntsman                       member of the
                                                       Corporation (chemical                    board of various
                                                       company).                                civic and
                                                                                                charitable
                                                                                                organizations.
-------------------------------------------------------------------------------------------------------------------

_________________________________
* This is the earliest date the Director began serving the Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail and Institutional Funds as applicable.

-------------------------------------------------------------------------------------------------------------------
Wayne E. Hedien (69)        Director     Since July    Retired; Director or      216            Director of The
c/o Mayer, Brown, Rowe &                 2003          Trustee of the Retail                    PMI Group Inc.
Maw LLP                                                Funds and TCW/DW Term                    (private mortgage
Counsel to the                                         Trust 2003 (since                        insurance);
Independent Directors                                  September 1997) and the                  Trustee and Vice
1675 Broadway                                          Institutional Funds                      Chairman of The
New York, NY                                           (since July 2003);                       Field Museum of
                                                       formerly associated with                 Natural History;
                                                       the Allstate Companies                   director of
                                                       (1966-1994), most                        various other
                                                       recently as Chairman of                  business and
                                                       the Allstate Companies                   charitable
                                                       (March 1993-December                     organizations.
                                                       1994) and Chairman and
                                                       Chief Executive Officer
                                                       of its wholly owned
                                                       subsidiary, Allstate
                                                       Insurance Company (July
                                                       1989-December 1994).
-------------------------------------------------------------------------------------------------------------------
Dr. Manuel H. Johnson (54)  Director     Since July    Chairman of the Audit     216            Director of NVR,
c/o Johnson Smick                        2003          Committee and Director                   Inc. (home
International, Inc.                                    or Trustee of the Retail                 construction);
2099 Pennsylvania Avenue                               Funds and TCW/DW Term                    Chairman and
N.W.                                                   Trust 2003 (since July                   Trustee of the
Suite 950                                              1991) and the                            Financial
Washington, D.C.                                       Institutional Funds                      Accounting
                                                       (since July 2003);                       Foundation
                                                       Senior Partner, Johnson                  (oversight
                                                       Smick International,                     organization of
                                                       Inc., a consulting firm;                 the Financial
                                                       Co- Chairman and a                       Accounting
                                                       founder of the Group of                  Standards Board);
                                                       Seven Council (G7C), an                  Director of RBS
                                                       international economic                   Greenwich Capital
                                                       commission; formerly                     Holdings
                                                       Vice Chairman of the                     (financial
                                                       Board of Governors of                    holding company).
                                                       the Federal Reserve
                                                       System and Assistant
                                                       Secretary of the U.S.
                                                       Treasury.
-------------------------------------------------------------------------------------------------------------------
Joseph J. Kearns (60)       Director     Since August  Deputy Chairman of the    217            Director of
PMB754                                   1994          Audit Committee and                      Electro Rent
23852 Pacific Coast Highway                            Director or Trustee of                   Corporation
Malibu, CA                                             the Retail Funds and                     (equipment
                                                       TCW/DW Term Trust 2003                   leasing), The
                                                       (since July 2003) and                    Ford Family
                                                       the Institutional Funds                  Foundation, and
                                                       (since August 1994);                     the UCLA
                                                       previously Chairman of                   Foundation.
                                                       the Audit Committee of
                                                       the Institutional Funds
                                                       (October 2001 - July
                                                       2003); President, Kearns
                                                       & Associates LLC
                                                       (investment consulting);
                                                       formerly CFO of the
                                                       J. Paul Getty Trust.
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Michael E. Nugent (67)      Director     Since July    Chairman of the           216            Director of
c/o Triumph Capital, L.P.                2001          Insurance Committee and                  various business
445 Park Avenue                                        Director or Trustee of                   organizations.
New York, NY                                           the Retail Funds and
                                                       TCW/DW Term Trust 2003
                                                       (since July 1991) and
                                                       the Institutional Funds
                                                       (since July 2001);
                                                       General Partner of
                                                       Triumph Capital, L.P., a
                                                       private investment
                                                       partnership; formerly
                                                       Vice President, Bankers
                                                       Trust Company and BT
                                                       Capital Corporation
                                                       (1984-1988).
-------------------------------------------------------------------------------------------------------------------
Fergus Reid (70)            Director     Since June    Chairman of the           217            Trustee and
85 Charles Colman Blvd.                  1992          Governance Committee and                 Director of
Pawling, NY                                            Director or Trustee of                   certain
                                                       the Retail Funds and                     investment
                                                       TCW/DW Term Trust 2003                   companies in the
                                                       (since July 2003) and                    JPMorgan Funds
                                                       the Institutional Funds                  complex managed
                                                       (since June 1992);                       by JP Morgan
                                                       Chairman of Lumelite                     Investment
                                                       Plastics Corporation.                    Management Inc.
-------------------------------------------------------------------------------------------------------------------

            The Directors who are affiliated with the Adviser or affiliates of the Adviser (as set forth below) and executive officers of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Director (as of July 31, 2003) and the other directorships, if any, held by the Director, are shown below.

---------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                   Portfolios in  Other
                                                                                   Fund Complex   Directorships
                            Position(s)    Length of                               Overseen by    Held by
Name, Age and Address of    Held with      Time          Principal Occupation(s)   Management     Management
Management Director         Registrant     Served*       During Past 5 Years**     Director       Director
---------------------------------------------------------------------------------------------------------------------
Charles A. Fiumefreddo (70) Chairman of    Since July    Chairman and Director or  216            None
c/o Morgan Stanley Trust    the Board and  2003          Trustee of the Retail
Harborside Financial        Director                     Funds and TCW/DW Term
Center,                                                  Trust 2003 (since July
Plaza Two,                                               1991) and the
Jersey City, NJ                                          Institutional Funds
                                                         (since July 2003);
                                                         formerly Chief Executive
                                                         Officer of the Retail
                                                         Funds and the
---------------------------------------------------------------------------------------------------------------------

_________________________________
* This is the earliest date the Director began serving the Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail and Institutional Funds as applicable.

---------------------------------------------------------------------------------------------------------------------
                                                         TCW/DW Term Trust 2003
                                                         (until September 2002).
---------------------------------------------------------------------------------------------------------------------
James F. Higgins (55)       Director       Since July    Director or Trustee of    216            Director of AXA
c/o Morgan Stanley Trust                   2003          the Retail Funds and                     Financial, Inc.
Harborside Financial                                     TCW/DW Term Trust 2003                   and The Equitable
Center,                                                  (since June 2000) and                    Life Assurance
Plaza Two,                                               the Institutional Funds                  Society of the
Jersey City, NJ                                          (since July 2003);                       United States
                                                         Senior Advisor of Morgan                 (financial
                                                         Stanley (since August                    services).
                                                         2000); Director of
                                                         Morgan Stanley
                                                         Distributors Inc. and
                                                         Dean Witter Realty Inc;
                                                         previously President and
                                                         Chief Operating Officer
                                                         of the Private Client
                                                         Group of Morgan Stanley
                                                         (May 1999-August 2000),
                                                         and President and Chief
                                                         Operating Officer of
                                                         Individual Securities of
                                                         Morgan Stanley (February
                                                         1997-May 1999).
---------------------------------------------------------------------------------------------------------------------
Philip J. Purcell (59)      Director       Since July    Director or Trustee of    216            Director of
1585 Broadway                              2003          the Retail Funds and                     American Airlines
New York, NY                                             TCW/DW Term Trust 2003                   Inc. and its
                                                         (since April 1994) and                   parent company,
                                                         the Institutional Funds                  AMR Corporation.
                                                         (since July 2003);
                                                         Chairman of the Board of
                                                         Directors and Chief
                                                         Executive Officer of
                                                         Morgan Stanley and
                                                         Morgan Stanley DW Inc.;
                                                         Director of Morgan
                                                         Stanley Distributors
                                                         Inc.; Chairman of the
                                                         Board of Directors and
                                                         Chief Executive Officer
                                                         of Novus Credit Services
                                                         Inc.; Director and/or
                                                         officer of various
                                                         Morgan Stanley
                                                         subsidiaries.
---------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                   Position(s)
Name, Age and Address of           Held with                                    Principal Occupation(s) During
Executive Officer                  Registrant          Length of Time Served*   Past 5 Years**
-------------------------------------------------------------------------------------------------------------------
Mitchell M. Merin (49)             President           Since July 2003          President and Chief Operating
1221 Avenue of the Americas                                                     Officer of Morgan Stanley
New York, NY                                                                    Investment Management Inc.;
                                                                                President, Director and Chief
                                                                                Executive Officer of Morgan
                                                                                Stanley Investment Advisors, Inc.
                                                                                and Morgan Stanley Services Company
                                                                                Inc.; Chairman, Chief Executive
                                                                                Officer and Director of Morgan
                                                                                Stanley Distributors Inc.; Chairman
                                                                                and Director of Morgan Stanley
                                                                                Trust; Director of various Morgan
                                                                                Stanley subsidiaries; President of
                                                                                Morgan Stanley Investments LP (since
                                                                                February 2003); President of the
                                                                                Institutional Funds (since July
                                                                                2003) and President of the Retail
                                                                                Funds and TCW/DW Term Trust 2003
                                                                                (since May 1999); Trustee (since
                                                                                July 2003) and President (since
                                                                                December 2002) of the Van Kampen
                                                                                Closed-End Funds; Trustee (since May
                                                                                1999) and President (since October
                                                                                2002) of the Van Kampen Open-End
                                                                                Funds.
-------------------------------------------------------------------------------------------------------------------
Barry Fink (48)                    Vice President      Since July 2003          General Counsel (since May 2000)
1221 Avenue of the Americas                                                     and Managing Director (since
New York, NY                                                                    December 2000) of Morgan Stanley
                                                                                Investment Management; Managing
                                                                                Director (since December 2000),
                                                                                Secretary (since February 1997)
                                                                                and Director (since July 1998)
                                                                                of  Morgan Stanley Investment
                                                                                Advisors Inc. and Morgan Stanley
                                                                                Services Company Inc.; Assistant
                                                                                Secretary of Morgan Stanley DW
                                                                                Inc.; Chief Legal Officer of
                                                                                Morgan Stanley Investments LP
                                                                                (since July 2002); Vice President
                                                                                and General Counsel of the Retail
                                                                                Funds and TCW/DW Term Trust 2003
                                                                                (since February 1997); Vice
                                                                                President and Secretary of Morgan
                                                                                Stanley Distributors Inc.;
                                                                                previously Secretary of the
                                                                                Retail Funds (February 1997- July
                                                                                2003); previously Vice President
                                                                                and Assistant General Counsel of
                                                                                Morgan Stanley Investment
                                                                                Advisors Inc. and Morgan Stanley
                                                                                Services Company Inc. (February
                                                                                1997-December 2001).
-------------------------------------------------------------------------------------------------------------------

* This is the earliest date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

-------------------------------------------------------------------------------------------------------------------
Ronald E. Robison (64)             Executive Vice      Since July 2003          Chief Global Operations Officer
1221 Avenue of the Americas        President and                                and Managing Director of Morgan
New York, NY                       Principal                                    Stanley Investment Management
                                   Executive Officer                            Inc.; Managing Director of Morgan
                                                                                Stanley & Co. Incorporated;
                                                                                Managing Director of Morgan
                                                                                Stanley; Managing Director, Chief
                                                                                Administrative Officer and
                                                                                Director of Morgan Stanley
                                                                                Investment Advisors Inc. and
                                                                                Morgan Stanley Services Company
                                                                                Inc.; Chief Executive Officer and
                                                                                Director of Morgan Stanley Trust:
                                                                                Executive Vice President and
                                                                                Principal Executive Officer of
                                                                                the Retail Funds and TCW/DW Term
                                                                                Trust 2003 (since April 2003);
                                                                                previously President of the
                                                                                Institutional Funds (March 2001 -
                                                                                July 2003) and Director of the
                                                                                Institutional Funds (March 2001 -
                                                                                July 2003).
-------------------------------------------------------------------------------------------------------------------
Joseph J. McAlinden (60)           Vice President      Since July 2003          Managing Director and Chief
1221 Avenue of the Americas                                                     Investment Officer of Morgan
New York, NY                                                                    Stanley Investment Advisors Inc.,
                                                                                Morgan Stanley Investment
                                                                                Management Inc. and Morgan
                                                                                Stanley Investments LP; Director
                                                                                of Morgan Stanley Trust, Chief
                                                                                Investment Officer of the Van
                                                                                Kampen Funds; Vice President of
                                                                                the Institutional Funds (since
                                                                                July 2003) and the Retail Funds
                                                                                (since July 1995).
-------------------------------------------------------------------------------------------------------------------
Stefanie V. Chang (36)             Vice President      Since December 1997      Executive Director of Morgan
1221 Avenue of the Americas                                                     Stanley & Co. Incorporated and
New York, NY                                                                    Morgan Stanley Investment
                                                                                Management Inc. and Vice President
                                                                                of the Institutional Funds (since
                                                                                December 1997) and the Retail
                                                                                Funds (since July 2003); formerly
                                                                                practiced law with the New York
                                                                                law firm of Rogers & Wells (now
                                                                                Clifford Chance LLP).
-------------------------------------------------------------------------------------------------------------------
Mary E. Mullin (36)                Secretary           Since June 1999          Vice President of Morgan Stanley
1221 Avenue of the Americas                                                     & Co. Incorporated and Morgan
New York, NY                                                                    Stanley Investment Management
                                                                                Inc.; Secretary of the
                                                                                Institutional Funds (since June
                                                                                1999) and the Retail Funds (since
                                                                                July 2003); formerly practiced
                                                                                law with the New York law firms
                                                                                of McDermott, Will & Emery and
                                                                                Skadden, Arps, Slate, Meagher &
                                                                                Flom LLP.
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
James Garrett (34)                 Treasurer and       Treasurer since          Executive Director of Morgan
1221 Avenue of the Americas        Chief Financial     February 2002 and Chief  Stanley & Co. Incorporated and
New York, NY                       Officer             Financial Officer since  Morgan Stanley Investment
                                                       July 2003                Management Inc.;  Treasurer and
                                                                                Chief Financial Officer of the
                                                                                Institutional Funds; previously
                                                                                with PriceWaterhouse LLP (now
                                                                                PricewaterhouseCoopers LLP).
-------------------------------------------------------------------------------------------------------------------
Michael Leary (37)                 Assistant Treasurer Since March 2003         Assistant Director and Vice
J.P. Morgan Investor Services Co.                                               President of Fund Administration,
73 Tremont Street                                                               J.P. Morgan Investors Services
Boston, MA                                                                      Co. (formerly Chase Global Funds
                                                                                Services Company); formerly Audit
                                                                                Manager at Ernst & Young, LLP.
-------------------------------------------------------------------------------------------------------------------

         For each Director, the dollar range of equity securities beneficially owned by the Director in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser) for the calendar year ended December 31, 2002 is set forth in the Fund's current Statement of Additional Information referenced above. Messrs. Bozic, Fiumefreddo, Garn, Hedien, Higgins, Purcell and Johnson did not serve as Directors of the Fund during the calendar year ended December 31, 2002.

         As to each Independent Director and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Fund.

         Independent Directors and the Committees. Law and regulation establish both general guidelines and specific duties for the Independent Directors. The Institutional Funds seek as Independent Directors individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Institutional Funds' Boards, such individuals may reject other attractive assignments because the Institutional Funds make substantial demands on their time. All of the Independent Directors serve as members of the Audit Committee. In addition, three Directors, including two Independent Directors, serve as members of the Insurance Committee, and three Directors serve as members of the Governance Committee.

            The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board. The Audit Committee consists of Messrs. Johnson, Bozic, Hedien, Garn, Kearns, Reid and Nugent. Messrs. Johnson, Bozic, Reid, Hedien and Garn were appointed to the Audit Committee on July 31, 2003. The number of Audit Committee meetings held by the Fund during its most recent fiscal year end is set forth in the Fund's current Statement of Additional Information referenced above.

            The Boards of the Institutional Funds have a Governance Committee to
(i) monitor and make recommendations on corporate governance matters and board/committee policies and procedures; and (ii) oversee the periodic evaluations of the Board and any committees. The Governance Committee consists of Messrs. Reid, Bozic and Garn. The Governance Committee was established on July 31, 2003 and therefore no meetings were held during the Fund's most recent fiscal year end.

            Finally, the Boards of the Institutional Funds have formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund. The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and Hedien. The number of meetings held by the Insurance Committee during the Fund's most recent fiscal year end is set forth in the Fund's current Statement of Additional Information referenced above.

            Advantages of Having the Same Individuals as Independent Directors for the Retail Funds and Institutional Funds. The Independent Directors and the funds' management believe that having the same Independent Directors for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Directors for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Directors of all the Retail Funds and Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Directors arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Directors serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Directors of the caliber, experience and business acumen of the individuals who serve as Independent Directors of the Retail Funds and Institutional Funds.

            Director and Officer Indemnification. The Fund's Articles of Incorporation provide that no Director, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Director, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Articles of Incorporation provide that a Director, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

Compensation of Directors and Officers.

         Effective August 1, 2003, each Independent Director will receive an annual retainer fee of $168,000 for serving the Retail Funds and Institutional Funds. In addition, each Independent Director will receive $2,000 for attending each of the four quarterly board meetings and two performance meetings that occur each year. The Chairman of the Audit Committee will receive an additional annual retainer fee of $60,000. Other Committee Chairmen and the Deputy Chairman of the Audit Committee will receive an additional annual retainer fee of $30,000. The aggregate compensation paid to each Independent Director will be paid by the Retail Funds and Institutional Funds, and will be allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and Institutional Funds based on the relative net assets of each of the funds/portfolios of the Retail Funds and Institutional Funds. Mr. Fiumefreddo receives an annual fee of $360,000 for his service as Chairman of the Boards of the Institutional and Retail Funds and for administrative services provided to each Board.

         Prior to August 1, 2003, the Fund paid each Independent Director as described in Management of the Fund-Compensation of Directors and Officers, as set forth in the Fund's current Statement of Additional Information referenced above. Messrs. Johnson, Bozic, Hedien, Garn, Fiumefreddo, Higgins and Purcell did not serve as Directors of the Fund during the Fund's most fiscal recent year end and therefore did not receive any compensation from the Fund for that period.
                                      -10-